Weighted Average Value of Applicable Assumption Used to Value Options at Grant Date for Options Granted During Period (Detail) - 2degrees - Employee Stock Option	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	3.01%
Risk free interest rate, minimum		2.99%
Risk free interest rate, maximum		3.01%
Volatility	25.00%	25.00%
Dividend yield	0.00%	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	2 years 9 months 25 days	3 years 11 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 3 months 26 days	4 years 9 months 14 days